Schedule of other operating income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Other income	$ 56,250	$ 8,647	$ 48,457
Sundry income	4,192	11,291	1,520
Fair value gain on warrant liability	477,972
Gain on foreign exchange	210,319	11,344
Gain on loan modification	583,084
Other operating income	$ 1,331,816	$ 31,282	$ 49,977